Income Taxes	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Taxes
(10)	Income Taxes

Allocation of Federal and state income taxes (benefit) between current and deferred portions is as follows (in thousands):

	Current	Deferred	Total
Year Ended December 31, 2014:
Federal	$(98)	(1,271)	(1,369)
State	—	(221)	(221)

Total income taxes	$(98)	(1,492)	(1,590)

Year Ended December 31, 2013:
Federal	26	64	90
State	—	15	15

Total income taxes	$26	79	105

The reasons for the differences between the statutory Federal income tax rate and the effective tax rate are as follows ($ in thousands):

	Year Ended December 31,
	2014		2013
	Amount	%	Amount	%
Income taxes (benefit) at Federal statutory rate	$(1,378)	(34.0)%	$84	34.0%
Increase (decrease) in taxes resulting from:
State taxes, net of Federal tax benefit	(146)	(3.6)	10	4.1
Other	(66)	(1.6)	11	4.6

Total	$(1,590)	(39.2)%	$105	42.7%

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are presented below (in thousands):

	At December 31,
	2014	2013
Deferred tax assets:
Allowance for loan losses	$642	684
Net operating loss carryforwards	1,739	—
Deferred compensation	780	715
Deferred loan fees	47	52
Alternative minimum tax credits	169	200
Accrued interest income	56	99
Foreclosed property expenses	—	212
Premises and Equipment	45	—
Other	6	3

Deferred tax assets	3,484	1,965

Deferred tax liabilities:
Officers life insurance	(702)	(644)
Premises and equipment	—	(31)

Deferred tax liabilities	(702)	(675)

Net deferred tax asset	$2,782	1,290

At December 31, 2014, the Company has Florida net operating loss carryforwards of approximately $4.6 million available to offset future taxable income. These carryforwards will begin to expire in 2033.

The Company performs periodic evaluations on the deferred tax asset to determine if a valuation allowance is necessary. The analysis weighs positive evidence against negative evidence to determine if it is more likely than not to recognize the future benefit of the deferred tax asset. The Company’s analysis includes internal forecasts that demonstrate the Company’s ability to fully utilize the deferred tax asset prior to the expiration of the related net operating loss periods discussed above. The Company was profitable during 2013. The Company’s internal forecasts include growth assumptions relating to loans, noninterest income and noninterest expense, as well as estimating loan losses and other nonrecurring items. Management determined that a valuation allowance against the deferred tax asset was not necessary at December 31, 2014 or 2013.

The Company files income tax returns in the U.S. federal jurisdiction and the State of Florida. The Company is no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years before 2011.